Revenues (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Revenue Recognition [Abstract]
Long term deferred revenue	$ 23.6	$ 23.6	$ 21.1
Revenue recognized	41.1	41.1	10.6
Remaining performance obligations	103.6	103.6
Expected remaining performance obligations recognized over subsequent 12 months	14.9	14.9
Expected remaining performance obligations recognized remainder thereafter	11.2	11.2
Expected remaining performance obligations recognized during next 12 months	77.5	77.5
Deferred sales commissions	$ 8.9	$ 8.9	$ 7.4